CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable Interest Bearing Interest Rate	11.00%	11.00%	11.00%